STOCK OPTIONS AND WARRANTS (Details)	12 Months Ended
Dec. 31, 2016 $ / shares shares
Number of Options, Outstanding at December 31,2015 | shares	0
Number of Options, Granted | shares	2,172,033
Number of Options, Exercised | shares	103,428
Number of Options, Forfeited or expired | shares	0
Number of Options, Ending Balance | shares	2,068,605
Number of options exercisable at December 31, 2016 | shares	439,580
Weighted Average Exercise Price Outstanding at December 31,2015 | $ / shares	$ 0
Weighted Average Exercise Price Granted | $ / shares	0.0026
Weighted Average Exercise Price Exercised | $ / shares	0.0026
Weighted Average Exercise Price Forfeited or expired | $ / shares	0
Weighted Average Exercise Price Outstanding at December 31,2016 | $ / shares	0.0026
Number of options exercisable at December 31, 2016 | $ / shares	$ 0.0026